INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Provision for income tax, current
Federal	$ (760,228)
State	(757,028)	$ 0
Total current	(757,828)
Provision for income tax, deferred
Federal	(67,000)	1,680,000
State	34,000	300,000
Change in valuation allowance	33,000	$ (1,980,000)
Income tax provision (benefit)	$ (757,028)